NPCT	Nuveen Core Plus Impact Fund Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 132.4% (96.4% of Total Investments)

	CORPORATE BONDS – 88.7% (64.6% of Total Investments)

	Airlines – 0.4%

$2,000	Delta Air Lines Inc	3.750%	10/28/29	Baa3	$2,036,098

	Auto Components – 0.9%

5,000	Dana Inc, (11)	4.250%	9/01/30	BB+	5,142,250

	Automobiles – 2.9%

15,300	Harley-Davidson Inc, (11)	4.625%	7/28/45	BBB+	16,374,844

	Banks – 9.9%

5,000	Alimentation Couche-Tard Inc, 144A	3.625%	5/13/51	BBB	5,163,651
5,000	Barclays PLC	3.811%	3/10/42	BBB+	5,306,725
17,000	Intesa Sanpaolo SpA, 144A	4.950%	6/01/42	BB+	17,617,960
10,000	Standard Chartered PLC, 144A	5.300%	1/09/43	BBB+	12,141,271
15,000	UniCredit SpA, 144A	5.459%	6/30/35	Baa3	16,548,668
52,000	Total Banks				56,778,275

	Building Products – 0.9%

5,000	Carrier Global Corp, (11)	3.577%	4/05/50	BBB	5,312,222

	Capital Markets – 1.5%

9,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	8,741,250

	Chemicals – 4.5%

5,000	International Flavors & Fragrances Inc, 144A	3.468%	12/01/50	BBB	5,247,381
5,000	LG Chem Ltd, 144A	2.375%	7/07/31	BBB+	4,918,363
5,000	LYB International Finance III LLC	3.800%	10/01/60	BBB	5,190,783
8,867	Star Energy Geothermal Wayang Windu Ltd, 144A	6.750%	4/24/33	Ba3	10,152,715
23,867	Total Chemicals				25,509,242

	Communications Equipment – 1.8%

10,000	Vodafone Group PLC	5.125%	6/04/81	BB+	10,301,400

	Diversified Consumer Services – 1.1%

6,160	YMCA of Greater New York	2.303%	8/01/26	BBB	6,181,179

	Diversified Financial Services – 1.5%

2,400	Community Preservation Corp	2.867%	2/01/30	AA-	2,487,983
5,400	Power Finance Corp Ltd, (10)	1.840%	9/21/28	Baa3	6,272,264
7,800	Total Diversified Financial Services				8,760,247

	Diversified Telecommunication Services – 0.9%

5,000	Verizon Communications Inc	3.700%	3/22/61	A-	5,279,639

	Electric Utilities – 16.5%

2,765	Consolidated Edison Co of New York Inc	4.500%	5/15/58	A-	3,341,075
5000	EDP – Energias de Portugal SA, (10)	1.875%	3/15/82	Ba2	5,679,204
9,000	India Cleantech Energy, 144A	4.700%	8/10/26	Ba3	9,105,750
6,650	Interchile SA, 144A	4.500%	6/30/56	Baa1	6,942,600
10,890	Inversiones Latin America Power Ltda, 144A	5.125%	6/15/33	Ba1	10,699,425
2,000	Leeward Renewable Energy Operations LLC, 144A	4.250%	7/01/29	Ba3	2,032,860
7,330	Liberty Utilities Finance GP 1, 144A, (11)	2.050%	9/15/30	BBB+	7,092,046
7,000	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	7,297,500
13,000	Southern California Edison Co, (11)	3.650%	6/01/51	A-	13,341,245

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$5,000	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 144A	4.850%	10/14/38	Baa3	$5,587,500
4,750	Topaz Solar Farms LLC, 144A, (11)	5.750%	9/30/39	BB	5,690,420
10,540	Topaz Solar Farms LLC, 144A	4.875%	9/30/39	BB	11,362,700
5,800	Vena Energy Capital Pte Ltd, Reg S	3.133%	2/26/25	BBB-	5,958,952
89,725	Total Electric Utilities				94,131,277

	Electronic Equipment, Instruments & Components – 0.9%

5,000	SK Battery America Inc, Reg S	2.125%	1/26/26	Baa3	4,936,175

	Equity Real Estate Investment Trust – 4.0%

9,915	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	10,063,725
2,000	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	2,020,000
5,000	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	5,373,500
2,000	Starwood Property Trust Inc, 144A, (11)	5.500%	11/01/23	BB+	2,097,960
3,075	Vornado Realty LP	3.400%	6/01/31	Baa2	3,182,002
21,990	Total Equity Real Estate Investment Trust				22,737,187

	Gas Utilities – 7.3%

15,000	Brooklyn Union Gas Co, 144A, (11)	4.273%	3/15/48	A-	16,938,438
6,937	National Fuel Gas Co, (11)	2.950%	3/01/31	BBB	7,024,119
17,825	Southern Co Gas Capital Corp	3.150%	9/30/51	A-	17,853,963
39,762	Total Gas Utilities				41,816,520

	Health Care Providers & Services – 1.7%

10,000	HCA Inc, (11)	3.500%	7/15/51	BBB-	9,912,831

	Household Durables – 1.0%

5,000	Arcelik AS, (10)	3.000%	5/27/26	BB+	5,868,742

	Independent Power & Renewable Electricity Producers – 8.8%

5,000	AES Corp	2.450%	1/15/31	BBB-	4,931,217
6,270	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	6,480,045
7,000	Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	7,087,444
2,400	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	2,540,640
5,100	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	5,093,625
1,985	Continuum Energy Levanter Pte Ltd, 144A	4.500%	2/09/27	BB+	2,054,475
2,000	NextEra Energy Operating Partners LP, 144A	4.500%	9/15/27	Ba1	2,150,000
8,375	Renewable Energy Group Inc, 144A, (11)	5.875%	6/01/28	BB	8,657,656
8,075	Sunnova Energy Corp, 144A, (11)	5.875%	9/01/26	B1	8,226,406
2,958	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	3,083,653
49,163	Total Independent Power & Renewable Electricity Producers				50,305,161

	Machinery – 1.3%

5,000	Mueller Water Products Inc, 144A	4.000%	6/15/29	Ba1	5,176,000
2,305	YMCA of Greater New York	5.021%	8/01/38	BBB	2,524,825
7,305	Total Machinery				7,700,825

	Media – 1.8%

10,000	Discovery Communications LLC, (11)	4.000%	9/15/55	BBB-	10,456,986

	Metals & Mining – 1.0%

5,000	Teck Resources Ltd	5.200%	3/01/42	BBB-	5,972,389

	Mortgage Real Estate Investment Trust – 1.7%

9,745	Starwood Property Trust Inc, 144A, (11)	3.625%	7/15/26	BB+	9,818,088

	Multiline Retail – 1.7%

10,000	Nordstrom Inc	5.000%	1/15/44	BBB-	9,806,265

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.5%

$2,244	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A-	$2,636,544

	Oil, Gas & Consumable Fuels – 5.9%

14,828	Kinder Morgan Inc	5.300%	12/01/34	BBB	18,300,271
15,000	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	15,275,419
29,828	Total Oil, Gas & Consumable Fuels				33,575,690

	Pharmaceuticals – 0.9%

5,000	Takeda Pharmaceutical Co Ltd	3.375%	7/09/60	BBB+	5,218,956

	Real Estate Management & Development – 0.5%

2,250	GTC Aurora Luxembourg SA, (10)	2.250%	6/23/26	Ba1	2,649,568

	Road & Rail – 4.0%

5,000	Kansas City Southern	4.200%	11/15/69	BBB	5,791,151
15,000	Norfolk Southern Corp	4.100%	5/15/21	BBB+	16,851,052
20,000	Total Road & Rail				22,642,203

	Trading Companies & Distributors – 2.8%

10,800	GATX Corp, (11)	3.100%	6/01/51	BBB	10,206,112
6,000	Triton Container International Ltd, 144A	3.150%	6/15/31	BBB-	6,056,244
16,800	Total Trading Companies & Distributors				16,262,356
$479,939	Total Corporate Bonds (cost $503,233,188)				506,864,409

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.8% (10.0% of Total Investments)

	Banks – 6.1%

$10,375	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	$10,413,906
6,250	JPMorgan Chase & Co	3.650%	N/A (3)	BBB+	6,281,250
11,195	PNC Financial Services Group Inc	3.400%	N/A (3)	Baa2	11,167,013
6,820	SVB Financial Group	4.000%	N/A (3)	Baa2	6,990,500
34,640	Total Banks				34,852,669

	Communications Equipment – 0.9%

5,000	Vodafone Group PLC	4.125%	6/04/81	BB+	5,062,700

	Consumer Finance – 2.5%

3,000	Ally Financial Inc	4.700%	N/A (3)	BB-	3,122,550
11,200	American Express Co	3.550%	N/A (3)	Baa2	11,411,120
14,200	Total Consumer Finance				14,533,670

	Electric Utilities – 1.3%

2,500	CMS Energy Corp	3.750%	12/01/50	BBB–	2,525,000
5,000	Southern Co, (11)	3.750%	9/15/51	BBB	5,094,000
7,500	Total Electric Utilities				7,619,000

	Independent Power & Renewable Electricity Producers – 0.8%

4,331	AES Andes SA, 144A	6.350%	10/07/79	BB	4,581,202

	Multi-Utilities – 2.1%

2,500	CMS Energy Corp	4.750%	6/01/50	BBB–	2,812,275
8,000	Engie SA, (10)	1.875%	N/A (3)	BBB	9,289,966
10,500	Total Multi-Utilities				12,102,241
$76,171	Total $1,000 Par (or similar) Institutional Preferred (cost $78,290,504)				78,751,482

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 7.3% (5.3% of Total Investments)

	Banks – 1.6%

300,000	First Republic Bank/CA, (4)	4.000%		BBB–	$7,296,000
75,000	First Republic Bank/CA	4.250%		BBB–	1,882,500
	Total Banks				9,178,500

	Capital Markets – 1.3%

300,000	Affiliated Managers Group Inc	4.200%		Baa1	7,380,000

	Independent Power & Renewable Electricity Producers – 0.9%

200,000	Brookfield Renewable Partners LP	5.250%		BBB–	5,280,000

	Multi-Utilities – 1.3%

100,426	Brookfield Infrastructure Partners LP	5.125%		BBB–	2,565,884
200,000	CMS Energy Corp	4.200%		BBB–	4,992,000
	Total Multi-Utilities				7,557,884

	Real Estate Management & Development – 0.3%

77,904	Brookfield Property Partners LP	5.750%		BB	1,828,407

	Trading Companies & Distributors – 1.8%

404,000	Triton International Ltd	5.750%		BB	10,499,960
	Total $25 Par (or similar) Retail Preferred (cost $41,815,556)				41,724,751

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES – 6.8% (5.0% of Total Investments)

$3,840	BENCHMARK 2019-B10 Mortgage Trust, 144A	4.029%	3/15/62	N/R	$3,744,775
7,887	COMM 2020-CX Mortgage Trust, 144A	2.773%	11/10/46	N/R	7,400,453
28,926	Freddie Mac Multifamily ML Certificates	2.055%	1/25/38	N/R	6,066,001
5,000	JP Morgan Chase Commercial Mortgage Securities Corp, 144A	4.767%	7/05/31	B	5,035,236
80,369	SLG Office Trust 2021-OVA, 144A	0.258%	7/15/41	AA–	1,679,061
3,860	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	3,742,353
5,000	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	4,594,706
7,000	VNDO Mortgage Trust, Series 2016-350P, 144A	4.033%	1/10/35	BB–	6,807,324
$141,882	Total Mortgage-Backed Securities (cost $39,321,118)				39,069,909

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 6.5% ( 4.7% of Total Investments)

$6,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (5)	4.084%	4/15/34	BB–	$6,540,745
5,000	BAMLL Commercial Mortgage Securities Trust 2021-JACX, 144A, (1-Month LIBOR reference rate + 3.750% spread), (5)	3.850%	9/15/38	Ba3	4,999,987
66,717	Freddie Mac Multifamily ML Certificates, 144A	0.769%	3/25/38	N/R	4,619,920
2,273	GoodLeap Sustainable Home Solutions Trust 2021-3, 144A	3.500%	5/20/48	N/R	2,176,060
2,750	GoodLeap Sustainable Home Solutions Trust 2021-4, 144A	3.500%	7/20/48	BB	2,719,459
6,382	Mosaic Solar Loan Trust 2020-1, 144A	0.000%	4/20/46	N/R	5,393,279
5,184	Mosaic Solar Loans LLC, 144A	0.000%	9/20/40	N/R	3,473,098
7,420	NYC Commercial Mortgage Trust 2021-909, 144A	3.312%	4/10/43	N/R	6,906,415
$102,226	Asset-Backed Securities (cost $37,185,813)				36,828,963

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 5.1% (3.7% of Total Investments)

	Benin – 2.0%

$10,000	Benin Government International Bond, 144A			4.950%	1/22/35	B+	$11,287,736

	Chile – 0.8%

5,000	Chile Government International Bond			3.100%	5/07/41	A1	4,825,100

	Egypt – 0.4%

2,500	Egypt Government International Bond, 144A			5.250%	10/06/25	B+	2,550,500

	Indonesia – 0.9%

5,000	Perusahaan Penerbit SBSN Indonesia III, 144A			3.550%	6/09/51	BBB	4,936,450

	Mexico – 1.0%

5,000	Mexico Government International Bond			2.250%	8/12/36	BBB	5,697,403
$27,500	Total Sovereign Debt (cost $30,076,452)						29,297,189

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.4% (1.8% of Total Investments) (6)

	Airlines – 0.5%

$2,500	SkyMiles IP Ltd., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa1	$2,662,350

	Commercial Services & Supplies – 0.8%

4,489	LTR Intermediate Holdings, Inc., Term Loan	5.500%	3-Month LIBOR	4.500%	5/07/28	B-	4,488,750

	Electric Utilities – 1.1%

6,555	ExGen Renewables IV, LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	6,563,759
$13,544	Total Variable Rate Senior Loan Interests (cost $13,672,463)						13,714,859

Principal Amount (000)	Description (1)			Optional Call Provisions (8)		Ratings (2)	Value

	MUNICIPAL BONDS – 1.8% (1.3% of Total Investments)

	Arizona – 0.1%

$810	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, KIPPC NYC Public Charter Schools – Gerard Facility Project, Series 2021C, 3.250%, 7/01/31			No Opt. Call		BBB-	$811,008

	District of Columbia – 0.1%

220	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14			No Opt. Call		AAA	314,520

	Michigan – 0.9%

	City of Detroit MI:
1,000	2.960%, 4/01/27			No Opt. Call		BB-	998,047
500	3.110%, 4/01/28			No Opt. Call		BB-	498,392
1,745	3.244%, 4/01/29			No Opt. Call		BB-	1,739,851
200	3.344%, 4/01/30			No Opt. Call		BB-	199,827
1,575	Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable Series 2021B, 3.644%, 4/01/34			4/31 at 100.00		BB-	1,573,238
$5,020	Total Michigan						5,009,355

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (8)		Ratings (2)	Value

	New York – 0.7%

$3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%, 11/15/49	No Opt. Call		A3	$4,114,650
$9,050	Total Municipal Bonds (cost $10,189,794)				10,249,533
	Total Long-Term Investments (cost $753,784,888)				756,501,095

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.9% (3.6% of Total Investments)

	REPURCHASE AGREEMENTS – 4.9% (3.6% of Total Investments)

$28,222	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $28,221,495, collateralized by $29,364,100, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $28,786,002	0.000%	10/01/21		$28,221,495
	Total Short-Term Investments (cost $28,221,495)				28,221,495
	Total Investments (cost $782,006,383) – 137.3%				784,722,590
	Borrowings - (20.1)% (12), (13)				(115,000,000)
	Reverse Repurchase Agreements, including accrued interest – (25.7)% (14)				(147,067,497)
	Other Assets Less Liabilities – 8.5% (9)				48,597,641
	Net Assets Applicable to Common Shares – 100%				$571,252,734

Investments in Derivatives

Currency Swaps – OTC Uncleared

Counterparty	Terms of payments to be paid	Terms of payments to be received	Currency	Maturity Date	Notional Amount (Local Currency)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.		Fixed semi-annual 3.562%	USD	6/23/26	2,725,875	$128,296	$24,517	$103,779
	Fixed annual 2.250%		EUR		2,250,000
Morgan Stanley Capital Services LLC		Fixed semi-annual 3.337%	USD	9/21/28	6,376,320	97,305	(4)	97,309
	Fixed annual 1.841%		EUR		5,400,000
Morgan Stanley Capital Services LLC		Fixed semi-annual 4.330%	USD	5/27/26	6,088,500	331,431	4,250	327,181
	Fixed annual 3.000%		EUR		5,000,000
Citibank N.A.		Fixed semi-annual 3.431%	USD	6/14/29	5,905,000	105,515	(4,219)	109,734
	Fixed annual 1.875%		EUR		(5,000,000)
Citibank N.A.		Fixed semi-annual 3.775%	USD	8/12/36	5,909,000	18,780	12,238	6,542
	Fixed annual 2.250%		EUR		5,000,000
Citibank N.A.		Fixed semi-annual 3.472%	USD	7/02/31	5,904,500	122,921	16,854	106,067
	Fixed annual 1.875%		EUR		5,000,000
Citibank N.A.		Fixed semi-annual 3.493%	USD	7/02/31	3,543,900	81,999	(6,643)	88,642
	Fixed annual 1.875%		EUR		3,000,000
Total						$886,247	$46,993	$839,254

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$506,864,409	$—	$506,864,409
$1,000 Par (or similar) Institutional Preferred	—	78,751,482	—	78,751,482
$25 Par (or similar) Retail Preferred	41,724,751	—	—	41,724,751
Mortgage-Backed Securities	—	39,069,909	—	39,069,909
Asset-Backed Securities	—	36,828,963	—	36,828,963
Sovereign Debt	—	29,297,189	—	29,297,189
Variable Rate Senior Loan Interests	—	13,714,859	—	13,714,859
Municipal Bonds	—	10,249,533	—	10,249,533

Short-Term Investments:
Repurchase Agreements	—	28,221,495	—	28,221,495

Investments in Derivatives:
Cross Currency Swaps*	—	839,254	—	839,254
Total	$41,724,751	$743,837,093	$—	$785,561,844

*	Represents net unrealized appreciation (depreciation).

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	All or a portion of this security is owned by Nuveen Core Plus Impact Fund Offshore Limited which is a 100% owned subsidiary of the Fund.

(11)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $110,476,300 have been pledged as collateral for reverse repurchase agreements.

(12)	Borrowings as a percentage of Total Investments is 14.7%.

(13)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $35,591,350 have been pledged as collateral for borrowings.

(14)	Reverse Repurchase Agreements as a percentage of Total Investments is 18.7%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.